Wells, Pipelines, Properties, Plant and Equipment, Net - Recoverable Amounts of Assets (CGUs Pemex Logistics) (Details) - Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics) - MXN ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 63,289,804	$ 66,363,740	$ 180,444,892
TAD, TDGL, TOMS (Storage terminals)
Disclosure of detailed information about property, plant and equipment [line items]
Total		66,363,740	69,078,019
Primary logistics
Disclosure of detailed information about property, plant and equipment [line items]
Total		$ 0	$ 111,366,873